Related Parties (Details) - Apr. 11, 2018 ₪ in Millions, $ in Millions	USD ($)	ILS (₪)
Related Parties (Textual)
Line of credit	$ 1.5	₪ 5.5
Controlling Shareholders [Member]
Related Parties (Textual)
Line of credit	$ 3.1	₪ 11.0